(Loss) Earnings Per Share (Tables)	9 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Reconciliation of Basic and Diluted (Loss) Earnings Per Share
The following is a reconciliation of basic and diluted loss per share:

Basic and diluted loss per share

	Nine months ended March 31, 2023	Year ended June 30, 2022
Net loss attributable to Aurora shareholders	($198,997)	($1,717,624)

Weighted average number of Common Shares outstanding	322,735,165	214,912,605

Basic loss per share	($0.62)	($7.99)